INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes

	Year Ended
	December 31,
	2016	2015
Tax expense (benefit) at the statutory rate	$(906,797)	$(568,852)
State income taxes, net of federal income tax benefit	(96,813)	(60,733)
Non-deductible expenses	229,241	2,135
Change in valuation allowance	774,369	627,450
Total	$—	$—

Schedule of Deferred Tax Assets and Liabilities

	Year Ended
	December 31,
	2016	2015
Deferred tax assets:
Net operating loss carryforward	$2,716,420	$2,042,006
Book to tax difference – intangible assets	146,733	27,348
Stock option expense	90,801	373,456
Total gross deferred tax assets	2,953,954	2,442,810
Less: Deferred tax asset valuation allowance	(2,953,954)	(2,442,810)
Total net deferred tax assets	$—	$—